Equity (Details) - Schedule of perpetual bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of perpetual bonds [Line Items]
Total	$ 590,247	$ 598,136
Perpetual bond [Member]
Equity (Details) - Schedule of perpetual bonds [Line Items]
Total	590,247	598,136
US$ Bonds [Member]
Equity (Details) - Schedule of perpetual bonds [Line Items]
Total	$ 590,247	$ 598,136